Stock Based Compensation Plans: (Details 3)	9 Months Ended
Sep. 30, 2015
Stock Based Compensation Plansdetails [Abstract]
Risk free interest rate	0.66%
Expected term	2 years
Expected volatility	38.00%
Dividend yield	0.00%